15. Other Operating Income and Expense	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Operating Income and Expense

Other operating income for the years ended December 31, 2013, 2012 and 2011 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2013	2012	2011
Visa debit card income	$2,990	2,092	1,783
Net appraisal management fee income	$718	737	375
Insurance and brokerage commissions	$661	517	471

Other operating expense for the years ended December 31, 2013, 2012 and 2011 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2013	2012	2011
Advertising	$685	695	660
FDIC insurance	$864	894	1,061
Visa debit card expense	$823	729	658
Telephone	$570	554	605
Foreclosure/OREO expense	$356	677	904
Internet banking expense	$568	593	509
FHLB advance prepayment penalty	$530	-	-